Information by operating segment (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Stoppages for asset maintenance and pre-operating expenses	$ (2,617)	$ (2,205)	$ (1,834)
Losses with legal, administrative and arbitration proceedings	(2,584)	(1,195)	(225)
Pension and medical benefits - retirees	(2,196)	(1,172)	(1,015)
Losses on decommissioning of returned/abandoned areas	(996)	(797)	(1,362)
Variable compensation programs	(932)	(1,011)	(678)
Operating expenses with thermoelectric power plants	(221)	(189)	(150)
Ship/take or pay agreements	219	238	105
Results on disposal/write-offs of assets	228	1,295	1,144
Results from co-participation agreements in bid areas	259	284	4,286
Others	(21)	(188)	(264)
Total	(7,893)	(4,031)	1,822
Exploration And Production [Member]
IfrsStatementLineItems [Line Items]
Stoppages for asset maintenance and pre-operating expenses	(2,419)	(2,105)	(1,743)
Losses with legal, administrative and arbitration proceedings	(2,584)	(1,195)	(461)
Pension and medical benefits - retirees
Losses on decommissioning of returned/abandoned areas	(386)	(300)	(225)
Variable compensation programs	(407)	(416)	(279)
Operating expenses with thermoelectric power plants
Ship/take or pay agreements	5	4	2
Results on disposal/write-offs of assets	234	1,370	868
Results from co-participation agreements in bid areas	259	284	4,286
Others	1,202	939	1,389
Total	(4,096)	(1,419)	3,837
Refining Transportation And Marketing [Member]
IfrsStatementLineItems [Line Items]
Stoppages for asset maintenance and pre-operating expenses	(80)	(21)	(23)
Losses with legal, administrative and arbitration proceedings			(428)
Pension and medical benefits - retirees
Losses on decommissioning of returned/abandoned areas	(411)	(391)
Variable compensation programs	(227)	(268)	(144)
Operating expenses with thermoelectric power plants
Ship/take or pay agreements	79	40	32
Results on disposal/write-offs of assets	51	(35)	100
Results from co-participation agreements in bid areas
Others	(32)	(361)	(419)
Total	(620)	(1,036)	(882)
Gas And Power [Member]
IfrsStatementLineItems [Line Items]
Stoppages for asset maintenance and pre-operating expenses	(98)	(52)	(31)
Losses with legal, administrative and arbitration proceedings			(72)
Pension and medical benefits - retirees
Losses on decommissioning of returned/abandoned areas	(30)	(9)
Variable compensation programs	(47)	(53)	(36)
Operating expenses with thermoelectric power plants	(221)	(189)	(150)
Ship/take or pay agreements	132	192	70
Results on disposal/write-offs of assets	18	(48)	164
Results from co-participation agreements in bid areas
Others	(178)	(174)	179
Total	(424)	(333)	124
Corporate And Other Business [Member]
IfrsStatementLineItems [Line Items]
Stoppages for asset maintenance and pre-operating expenses	(20)	(27)	(37)
Losses with legal, administrative and arbitration proceedings			(401)
Pension and medical benefits - retirees	(2,196)	(1,172)	(1,015)
Losses on decommissioning of returned/abandoned areas	(169)	(97)
Variable compensation programs	(251)	(274)	(219)
Operating expenses with thermoelectric power plants
Ship/take or pay agreements	3	2	1
Results on disposal/write-offs of assets	(75)	8	12
Results from co-participation agreements in bid areas
Others	(45)	317	402
Total	(2,753)	(1,243)	(1,257)
Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Stoppages for asset maintenance and pre-operating expenses	(2,617)	(2,205)	(1,834)
Losses with legal, administrative and arbitration proceedings	(2,584)	(1,195)	(1,362)
Pension and medical benefits - retirees	(2,196)	(1,172)	(1,015)
Losses on decommissioning of returned/abandoned areas	(996)	(797)	(225)
Variable compensation programs	(932)	(1,011)	(678)
Operating expenses with thermoelectric power plants	(221)	(189)	(150)
Ship/take or pay agreements	219	238	105
Results on disposal/write-offs of assets	228	1,295	1,144
Results from co-participation agreements in bid areas	259	284	4,286
Others	947	721	1,551
Total	$ (7,893)	$ (4,031)	$ 1,822